Finance Expenses, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of expenses [text block] [Abstract]
Interest on lease liabilities	$ 720	$ 601	$ 771
Interest expense related to the put option amortization	23,506	$ 27,344	$ 13,664
Recognized loss	$ 35,920